Schedule of Investments (unaudited) June 30, 2020	iShares® U.S. Oil & Gas Exploration & Production ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Oil & Gas Exploration & Production — 66.1%
Antero Resources Corp.(a)(b)	166,548	$423,032
Apache Corp.	334,213	4,511,875
Bonanza Creek Energy Inc.(a)	16,573	245,612
Cabot Oil & Gas Corp.	352,941	6,063,526
Callon Petroleum Co.(a)(b)	351,936	404,726
Cimarex Energy Co.	90,410	2,485,371
CNX Resources Corp.(a)	165,619	1,432,604
Concho Resources Inc.	165,529	8,524,743
ConocoPhillips	782,228	32,869,221
Continental Resources Inc./OK(b)	74,328	1,302,970
Devon Energy Corp.	338,883	3,842,933
Diamondback Energy Inc.	139,747	5,844,220
EOG Resources Inc.	424,545	21,507,450
EQT Corp.	226,292	2,692,875
Hess Corp.	189,537	9,819,912
Kosmos Energy Ltd.	323,280	536,645
Magnolia Oil & Gas Corp., Class A(a)(b)	90,079	545,879
Marathon Oil Corp.	699,825	4,282,929
Matador Resources Co.(a)(b)	97,133	825,630
Murphy Oil Corp.	129,341	1,784,906
Noble Energy Inc.	424,776	3,805,993
Parsley Energy Inc., Class A	274,180	2,928,242
PDC Energy Inc.(a)(b)	84,564	1,051,976
Pioneer Natural Resources Co.	98,836	9,656,277
Range Resources Corp.(b)	187,857	1,057,635
SM Energy Co.(b)	94,154	353,078
Southwestern Energy Co.(a)	479,485	1,227,482
Talos Energy Inc.(a)(b)	17,956	165,195
WPX Energy Inc.(a)(b)	361,608	2,307,059

		132,499,996

Oil & Gas Refining & Marketing — 26.8%
CVR Energy Inc.	25,845	519,743
Delek U.S. Holdings Inc.	65,063	1,132,747
HollyFrontier Corp.	131,883	3,850,984
Marathon Petroleum Corp.	259,084	9,684,560

Security	Shares	Value

Oil & Gas Refining & Marketing (continued)
Par Pacific Holdings Inc.(a)	34,379	$309,067
PBF Energy Inc., Class A	90,247	924,129
Phillips 66	318,511	22,900,941
Valero Energy Corp.	219,342	12,901,696
World Fuel Services Corp.	56,046	1,443,745

		53,667,612

Oil & Gas Storage & Transportation — 6.9%
Cheniere Energy Inc.(a)	203,151	9,816,256
Targa Resources Corp.	206,425	4,142,950

		13,959,206

Total Common Stocks — 99.8% (Cost: $330,542,101)		200,126,814

Short-Term Investments

Money Market Funds — 3.7%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.52%(c)(d)(e)	7,127,264	7,136,530
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.13%(c)(d)	287,000	287,000

		7,423,530

Total Short-Term Investments — 3.7% (Cost: $7,419,302)		7,423,530

Total Investments in Securities — 103.5% (Cost: $337,961,403)		207,550,344

Other Assets, Less Liabilities — (3.5)%		(7,049,130)

Net Assets — 100.0%		$200,501,214

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	3,062,596	4,064,668	7,127,264	$7,136,530	$40,430	(b)	$5,146		$3,282
BlackRock Cash Funds: Treasury, SL Agency Shares	427,000	(140,000)	287,000	287,000	135		—		—

				$7,423,530	$40,565		$5,146		$3,282

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® U.S. Oil & Gas Exploration & Production ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P Select Sector Energy E-Mini Index	8	09/18/20	$314	$(12,895)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$200,126,814	$—	$—	$200,126,814
Money Market Funds	7,423,530	—	—	7,423,530

	$207,550,344	$—	$—	$207,550,344

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(12,895)	$—	$—	$(12,895)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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